NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Nature And Continuance Of Operations
Accumulated deficit	$ 112,743,907	$ 103,588,356